Other Comprehensive Income (Loss) (Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign currency translation adjustments, Before-tax amount
Amount arising during the year, Before-tax amount	¥ 47,825	¥ (108,280)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	(39)	139
Net change during the year, Before-tax amount	47,786	(108,141)	¥ (56,054)
Foreign currency translation adjustments, Before-tax amount	47,786	(108,141)	(56,054)
Foreign currency translation adjustments, Tax (expense) or benefit	(696)	475	550
Foreign currency translation adjustments, Net-of-tax amount	47,090	(107,666)	(55,504)
Net unrealized gains and losses on securities, Before-tax amount:
Amount arising during the year, Before-tax amount	5,100	1,184	3,249
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	(18,472)	282	(298)
Net change during the year, Before-tax amount	(13,372)	1,466	2,951
Net gains and losses on derivative instruments, Before-tax amount:
Amount arising during the year, Before-tax amount	(2,080)	1,619	52
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	5,772	(5,890)	4,217
Net change during the year, Before-tax amount	3,692	(4,271)	4,269
Pension liability adjustments, Before-tax amount:
Amount arising during the year, Before-tax amount	20,991	(95,707)	(13,166)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	7,005	(16)	1,504
Net change during the year, Before-tax amount	27,996	(95,723)	(11,662)
Other Comprehensive Income (Loss), Before-tax amount	66,102	(206,669)	(60,496)
Foreign currency translation adjustments, Tax (expense) or benefit
Amount arising during the year, Tax (expense) or benefit	(708)	521
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	12	(46)
Net change during the year, Tax (expense) or benefit	(696)	475	550
Net unrealized gains and losses on securities, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(1,717)	(375)	(1,045)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	5,727	(94)	104
Net change during the year, Tax (expense) or benefit	4,010	(469)	(941)
Net gains and losses on derivative instruments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	628	(726)	(304)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(1,732)	2,049	(1,180)
Net change during the year, Tax (expense) or benefit	(1,104)	1,323	(1,484)
Pension liability adjustments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(4,957)	25,204	5,294
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(1,832)	164	(175)
Net change during the year, Tax (expense) or benefit	(6,789)	25,368	5,119
Other comprehensive income (loss), Tax (expense) or benefit	(4,579)	26,697	3,244
Foreign currency translation adjustments, Net-of-tax amount
Amount arising during the year, Net-of-tax amount	47,117	(107,759)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	(27)	93
Net change during the year, Net-of-tax amount	47,090	(107,666)	(55,504)
Net unrealized gains and losses on securities, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	3,383	809	2,204
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	(12,745)	188	(194)
Net change during the year, Net-of-tax amount	(9,362)	997	2,010
Net gains and losses on derivative instruments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(1,452)	893	(252)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	4,040	(3,841)	3,037
Net change during the year, Net-of-tax amount	2,588	(2,948)	2,785
Pension liability adjustments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	16,034	(70,503)	(7,872)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	5,173	148	1,329
Net change during the year, Net-of-tax amount	21,207	(70,355)	(6,543)
Other comprehensive income (loss), Net-of-tax amount	¥ 61,523	¥ (179,972)	¥ (57,252)